Deferred income taxes - Significant components of deferred tax balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes
Total gross deferred tax assets	¥ 1,002,397	¥ 609,230	¥ 685,797	¥ 859,816
Total gross deferred tax liabilities	(531,529)	(495,264)	(756,274)	(1,121,103)
Offsetting amounts	(388,337)	(329,766)	(396,606)	(635,325)
Net deferred tax assets	614,060	279,464	289,191	224,491
Net deferred tax liabilities	(143,192)	(165,498)	(359,668)	(485,778)
Asset impairment and allowances for credit losses
Deferred income taxes
Total gross deferred tax assets	470,575	197,909	114,222	140,561
Tax losses carry forwards
Deferred income taxes
Total gross deferred tax assets	179,166	98,764	105,582	350,294
Accrued expenses and others
Deferred income taxes
Total gross deferred tax assets	141,256	119,172	184,190	113,764
Right-of-use assets
Deferred income taxes
Total gross deferred tax liabilities	¥ (210,835)	¥ (198,167)	¥ (288,386)	¥ (258,690)